Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Line of Credit [Abstract]
Line of credit

9. Line of credit

As of March 31, 2024 and December 31, 2023, the balance of the line of credit was $134,784 and $135,744, respectively. The Company has a line of credit with Chase Bank with a credit limit of $250,000, for which no additional borrowings are permitted. The line of credit has a variable interest rate equal to the sum of the prime rate plus 1.64%. During the three months ended March 31, 2024, the Company repaid $960 towards the line of credit balance.

12. Line of credit

As of December 31, 2023 and 2022, the balance of the line of credit was $135,744 and $140,060, respectively. The Company has a line of credit with Chase Bank with a credit limit of $250,000. The line of credit has a variable interest rate equal to the sum of the prime rate plus 1.64%. During the years ended December 31, 2023 and 2022, the Company repaid $4,316 and $10,019 towards the line of credit balance, respectively.